UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

Great Lakes Bond Fund
Institutional Class Shares – GLBNX

Great Lakes Disciplined Equity Fund
Institutional Class Shares – GLDNX

Great Lakes Disciplined International Smaller Company Fund
Institutional Class Shares – GLISX

Great Lakes Large Cap Value Fund
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report

September 30, 2018

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Bond Fund

November 23, 2018

I. INVESTMENT RESULTS

In the six months ended September 30th of 2018, the Great Lakes Bond Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/18
Institutional Class	0.44%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.14%

Interest rate movements were dramatic over the last six months. The 10-year U.S. Treasury continues to be volatile, beginning the period at a 2.74% yield, with moves as high 3.11% in mid-May, only to snap back to near quarter lows a few weeks later, against modulating long term rates (yield curve flattening).  Tightening corporate bond spreads slowed during the period as new issuance waned slightly.  Longer-term interest rates were similarly volatile, ranging from 2.95% to 3.25%, with another spike up in yield near the period end.  Investment Grade bonds experienced continued tightening in the period as new issuance waned only slightly throughout the quarter, which offset some of the price loss with the Fed rate hikes in March, June and September . High yield bonds succumbed to inflation fears, and then to a shift in concern that world growth was slowing, reigniting the quest for yield.

The Fed’s action over the past two quarters, and the geopolitical concerns around China trade wars were the main drivers of market volatility for the period.  In general, the Fed’s monetary policy remains accommodative, with another rate increase expected in Q4 2018.  While the U.S. economy continues to expand, the recovery is considered by some to be on the backside of the peak. The flat yield curve continues to suggest that the bond market is less optimistic about continued economic growth, so we expect continued volatility over the near-term.

The Fund continues to be positioned well versus the benchmark, due mainly to over-weights in lower rated investment grade and High Yield Credit and a much shorter duration versus the benchmark. The NAV continues to move within a narrow band as market volatility reigns, and total net assets have grown slightly to the $135mm mark.

II. ATTRIBUTION

The bond market, as measured by the Fund’s benchmark, was down for the period, but the Great Lakes Bond Fund posted positive returns over the last six months.  The Institutional Class shares of the Bond Fund were up 0.44%, 58 basis points ahead the return of the Barclays U.S. Aggregate Bond Index, which generated a loss of -0.14% return over the period.  The Fund’s allocation to the shorter duration credit, including Floating Rate Notes, and Variable Rate Demand Notes (VRDNs) which had been a strong contributor to the Fund’s relative performance in previous periods, continues to work well for comparative performance as short term interest rates continue to rise.  Also on the positive side, the municipal bond allocation in the Fund added to outperformance, even as we reduce overall exposure to that asset class.  The Fund’s lower allocation to mortgage securities versus previous periods also helped the Fund gain in relative performance.

III. OUTLOOK

As the Fed continues to embark on raising short term interest rates, the Fund has maintained a shorter duration versus the benchmark, and has continued an overweight in Credit, with an underweight in mortgages, and at times, Treasury securities.  We expect that the next rate rise will be in December 2018, and further expect at least two more rate increases 2019.  Trade policy and slowing global growth may influence the number of moves.

Great Lakes Bond Fund

Finally, as bond market liquidity has been challenging, it should be noted that the Fund holds some securities of the highest liquidity, namely VRDN securities, Treasury securities, shorter duration bonds, as well as higher investment grade corporates and cash equivalents.  The liquidity characteristics of this segment of the Fund should remain unchanged even in the most illiquid of market environments.

Patrick M. Morrissey
Senior Portfolio Manager, Head of Fixed Income
Fund Shareholder

Past performance is not a guarantee of future results.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Yield curve is the curve on a graph in which the yield of fixed-interest securities is plotted against the length of time they have to run to maturity.  The flat yield curve is a yield curve in which there is little difference between short-term and long-term rates for bonds of the same credit quality. This type of yield curve is often seen during transitions between normal and inverted curves. The difference between a flat yield curve and a normal yield curve is a normal yield curve slopes upward.

An investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default. Bond rating firms, such as Standard & Poor’s and Moody’s, use different designations consisting of upper- and lower-case letters ‘A’ and ‘B’ to identify a bond’s credit quality rating. ‘AAA’ and ‘AA’ (high credit quality) and ‘A’ and ‘BBB-’ (medium credit quality) are considered investment grade. Credit ratings for bonds below BBB- and Baa3 designations (‘BB’, ‘B’, ‘CCC’, etc.) are considered low credit quality, and are commonly referred to as “junk bonds”.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

One cannot invest directly in an index.

A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality. Credit spreads between U.S. Treasuries and other bond issuances are measured in basis points, with a 1% difference in yield equal to a spread of 100 basis points.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Bond Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Great Lakes Bond Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2018

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	-0.54%	2.31%	2.35%	1.80%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	-1.22%	1.31%	2.16%	1.51%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.  This index can not be invested in directly.

Great Lakes Bond Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Top 10 Holdings (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Pittsburgh & Allegheny County, Pennsylvania Sports
& Exhibition Authority, 2.350%, 11/01/2039	4.9%
Juniper Networks, Inc., 4.500%, 03/15/2024	2.9%
Morgan Stanley, 3.563%, 05/08/2024	2.6%
Michigan Finance Authority, 2.200%, 09/01/2050	2.6%
Valero Energy Partners, 4.375%, 12/15/2026	2.2%
Kinder Morgan, Inc., 5.300%, 12/01/2034	2.1%
Ford Motor Credit Co., LLC, 5.750%, 02/01/2021	1.9%
Discovery Communications, 4.900%, 03/11/2026	1.8%
Deutsche Bank AG, 2.850%, 05/10/2019	1.7%
Federal Home Loan Mortgage Association, 4.000%, 08/15/2037	1.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Disciplined Equity Fund

November 6, 2018

Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30th of 2018, your Great Lakes Disciplined Equity Fund returned the following:

Share Class	6 Months ended 9/30/18
Institutional Class	10.80%
S&P 500 Index Total Return	11.41%

During the six months ended September 30, 2018, U.S. equities moved solidly higher across the board.  In the second quarter, small-cap stocks posted a sizable return advantage over large-cap stocks, with investors likely rotating due to both decent relative valuation and the threat of increased trade barriers harming larger companies. As we moved to the third quarter, however, small-cap stocks underperformed large-cap stocks, with investors likely rotating due to reduced fear about the impact of new tariffs.

In this six-month period, growth indices handily outperformed their value counterparts across the capitalization spectrum.  Growth handily outperformed value in the large cap space with the Russell 1000® Growth Index returning 15.45% and its value counterpart returning 6.95%.

Within the S&P 500®, each sector had positive returns for the six-month period ending September 30, 2018.  Technology continued its strong performance with an 18.62% gain. Health Care was the next best sector posting an 18.35% return.  Consumer Staples continued their poor relative performance with a positive 3.35% gain over the six-month period.  The Financials sector fared worst over the period posting a mere 1.06% positive return.

II. ATTRIBUTION

In total, sector positioning added 1.23% to active return:

•	Overweighting the Technology sector added 49 basis points (bps), as the sector outperformed the benchmark by over 7% during this period.

•	Underweighting the Financials sector added 34bps, as the sector underperformed the S&P 500 Index by over 10%.

Stock selection within the respective sectors detracted 1.11% from active return:

•	Stock selection within the Financials and Consumer Discretionary sector(s) was poor.

o	BlackRock Inc. (BLK, -.32) has seen continued fee pressure cutting into margins

o	Ebay (EBAY, -.42) an earnings beat, but a looming threat from AMZN Marketplace?

o	Elsewhere, underweighting Apple (AAPL, -0.53) also continued to impede relative performance, given solid iPhone, watch, and services revenue.

•	Stock selection was best within the Technology and Consumer Staples sector(s).

o	NetApp Inc (NTAP, .14) charged higher on its mid-August earnings release, and has sustained that momentum

o	O’Reilly Automotive (ORLY, 0.30) noted both positive sales initiatives and cost controls as the reasons for its 13% earnings beat.

Great Lakes Disciplined Equity Fund

III. OUTLOOK

The U.S. economy is surging, interest rates are slowly normalizing, and U.S. equity markets are continuing to surge higher.

Corporate profits hit yet another record level, and profit margins continue to sit close to 10%.  Quality spreads remain subdued on the economic strength, but the absolute level of both 10-year Treasuries and the Fed Funds rate have pushed slowly higher over the past couple of years.  Add to this a yield curve which is precariously close to inverting, and we can see the interest rate environment is morphing into a state which should eventually dampen economic growth at the margin.  One might argue we are already seeing signs of this via a more slowly growing housing market.

Price pressures remain well-contained however.  Although Capacity Utilization is over 78% and West Texas Intermediate (WTI) crude oil has pushed north of $70/bbl, headline Consumer Price Index (CPI) is 2.7% – and only 2.2% ex Food & Energy.  Corporate earnings calls have alluded to building input price pressure in some segments of the economy – but apparently not enough to curtail extremely strong business confidence.  Industrial production has surged to over 3% growth on the back of a white-hot ISM Manufacturing Survey reading (14 year high).

Against this solid economic growth, employment conditions are excellent.  Beyond the bullish headline U-3 and U-6 unemployment rates and Non-farm payroll numbers, Weekly Manufacturing Hours worked is hovering at all-time highs, and unemployment duration near a cyclical low.  Labor Productivity is growing at an acceptable rate, and the Employment Cost Index is rising at a moderate rate as well.

The robust employment market has bolstered consumer confidence to an 18 year high, and this has led to retail sales increasing at a rate of over 6% per year – very strong indeed.  This is pretty Goldilocks, even if the world outside of the economy and stock market doesn’t quite feel that way at times.

The Large Cap models remain biased against stocks with high earnings yield, high estimate dispersion, and high dividend yield, favoring instead companies with strong intermediate-term price momentum.  From a style perspective, the models still prefer growth over value – both in mega- and large-cap.  Health Care (Medical Services) and Technology (Software) stocks are most in favor, while Financials (Banks, Asset Managers, Equity REITs) are most out-of-favor.

John Bright, CFA
Jon Quigley, CFA

Past performance is not a guarantee of future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Great Lakes Disciplined Equity Fund

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Definitions:

Beta measures the sensitivity of rates of return on a fund to general market movements.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

The Consumer Price Index (CPI) is a measure that examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. It is calculated by taking price changes for each item in the predetermined basket of goods and averaging them.

The Employment Cost Index (ECI) is a quarterly measure of the change in the price of labor, defined as compensation per employee hour worked. The index measures changes in the cost of compensation not only for wages and salaries, but also for an extensive list of benefits. As a fixed-weight index, the ECI controls for changes occurring over time in the industrial-occupational composition of employment.

Goldilocks as an adjective describes a situation that is not very extreme or not varying drastically between extremes.

Russell 2000® Index, a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 100® is a sub-set of the S&P 500®, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.

The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

The Russell Top 200® Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap. It includes Russell Top 200® Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The companies also are members of the Russell 1000® Growth Index.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

Great Lakes Disciplined Equity Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2018

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	17.60%	15.18%	12.49%	14.46%
S&P 500 Index(2)	17.91%	17.31%	13.95%	15.23%

(1)	Inception date of the Fund was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This index can not be invested in directly.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Microsoft Corp.	6.2%
Visa, Inc. – Class A	3.7%
Boeing Co.	3.4%
UnitedHealth Group, Inc.	3.4%
Home Depot, Inc.	3.3%
Berkshire Hathaway, Inc. – Class B	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. – Class C	2.7%
HP, Inc.	2.7%
3M Co.	2.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Disciplined International Smaller Company Fund

October 30, 2018

Dear Shareholders:

I. INVESTMENT RESULTS

For the six months ending September 30, 2018, your Great Lakes Disciplined International Smaller Company Fund returned the following:

Share Class	6 Months ended 9/30/18
GLISX	-5.75%
MSCI ACWI ex-USA SMID Cap Index	-2.87%
Category Average	-3.76%

International equity markets have cooled sharply over the past 8 months.  What was a synchronized global economic expansion is no more, and the U.S. economy has powered to the fore.  Emerging market stocks have been hit by a one-two punch of the slowing global economy and increased tariff rhetoric.  Contrary to the notion of tariff rhetoric being the main driver of poor returns on the margin, we note international small caps performed worse than more trade-sensitive mid- and large-cap companies.  Among developed markets, Far East stocks struggled, with the notable exception of Japanese stocks.  Japanese stocks were one of the stellar performers around the globe for this six-month period.

From a sector perspective, Health Care stocks paced international markets during the six-month period, followed by the Energy sector.  Producer Durables and Consumer Staples, however, each declined just over one percent.

II.  ATTRIBUTION

With international equities sliding lower during the past six months, the portfolio’s average beta of just over 1.00 had a negative impact on the Fund’s return.

As we examine the characteristics of the stocks owned by the Fund, we note the portfolio’s bias toward stocks with a higher price momentum boosted the Fund’s performance during the past six months.  By contrast, the Fund’s bias toward higher dividend stocks had a small negative impact on performance.

In terms of sector and industry positioning, the largest positive contributors were overweights to IT Services & Software, Semiconductors, and Health Care Equipment & Services.  The primary detractor was an underweight to Pharmaceuticals and Life Sciences.

In total, our positioning among countries added to the active return.  Specifically, underweighting China by over 3% added nearly 40 basis points (bps) to the Fund’s active return.  However, we were also underweight U.K. stocks, which had a negative impact on performance.

Currency exposure had a modestly positive impact on Fund performance during the past six months.  Having less than market exposure to the Hong Kong Dollar and overweighting the Rand each had a negative impact on Fund performance.  Conversely, the Fund benefited from underweighting the British pound and overweighting the Canadian Dollar.

Stocks – Stock selection did not live up to our expectation during the past six months, and detracted just over a half percent from the Fund’s active return – despite a handful of companies having very strong results.

Our biggest positive contributors were the German internet payment and processing company Wirecard AG, Swiss financial services risk software developer Temenos, and Oil & Gas outfits Lundin Petroleum and Grupa Latos.

Great Lakes Disciplined International Smaller Company Fund

Detractors from active return included Polish chemical manufacturer Grupa Azoty, Brazilian water utility Companhia de Saneamento de Sao Paulo, and Japanese transportation equipment manufacturer Nabtesco.

III.  OUTLOOK

Our International Smaller Company model currently favors stocks with a larger market cap in both growth and value and is tilted away from smaller cap growth companies.  Also in favor are companies with strong price momentum, and stocks which exhibit less price volatility.

From a sector perspective, the model favors Financial (Equity REITs) and Industrial (Transportation) stocks.  Consumer Discretionary companies are currently out of favor across all except the Media Industry group.

From a Region and Country perspective, the model favors Europe (especially Switzerland, Germany, and France) and Japan, but maintains a sizeable bias against the Far East region (especially China).  All told, the models have a large tilt against Emerging markets, and in favor of Developed markets.

Jon Quigley, CFA

Past performance is not a guarantee of future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. This is greater is emerging markets.  The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The small-cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Diversification does not assure a profit nor protect against loss in a declining market.

Definitions:

Beta measures the sensitivity of rates of return on a fund to general market movements.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Price Momentum measures the rate of the rise or fall in stock prices.  Momentum is measured by continually taking price differences for a fixed time interval.

Price to Earnings ratio is the ratio of a company’s stock price to the company’s earnings per share. The ratio is used in valuing companies.

Great Lakes Disciplined International Smaller Company Fund

Dividend yield is a ratio that indicates how much a company pays out in dividends each year relative to its share price. Dividend yield is represented as a percentage and can be calculated by dividing the dollar value of dividends paid in a given year per share of stock held by the dollar value of one share of stock.

Book-to-price is a ratio used to compare a stock’s book value to its market value. It is calculated by dividing the latest quarter’s book value per share by the current closing price of the stock.  This inverse calculation to price-to-book ratio is used to more accurately capture the ratio and to account for any negative numbers in book value.

The MSCI ACWI ex-USA SMID Cap Index (MSCI) captures mid and small cap representation across 22 of 23 Developed Market (DM) countries. The index is unmanaged and cannot be invested in directly. P/E data excludes non-earning stocks. Price/Earnings Ratio: The Price to Earnings Ratio (P/E) is a measure of value for a company. It is equal to the price of a share of common stock divided by the earnings per share for a twelve-month period. Average Market Capitalization: the product of a security’s price & the number of shares outstanding.

Great Lakes Disciplined International Smaller Company Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2018

	1-Year	Since Inception(1)
Institutional Class	-3.64%	6.12%
MSCI ACWI ex-USA SMID Cap Index(2)	2.26%	10.68%

(1)	Inception date of the Fund was December 21, 2015.
(2)
The MSCI ACWI ex-USA SMID Cap Index captures mid and small cap representation across 22 of 23 Developed Market countries (excluding the U.S.) and 23 Emerging Markets countries.  This index can not be invested in directly.

Great Lakes Disciplined International Smaller Company Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Lundin Petroleum AB	2.4%
Spirax-Sarco Engineering plc	2.0%
Canadian Western Bank	2.0%
SNC-Lavalin Group, Inc.	2.0%
Temenos AG – REG D	1.9%
Banque Cantonale Vaudoise – REG D	1.9%
WSP Global, Inc.	1.8%
Clicks Group, Ltd.	1.8%
Cochlear Ltd.	1.7%
Intertek Group plc	1.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

November 16, 2018

Dear Shareholders:

I.  INVESTMENT RESULTS

The equity market generated about an average year’s total return over the six-month April-September 2018 period.  Corporate profits are growing at an above-average rate now, boosted by global economic progress and the U.S. tax cut.  Interest rates have gradually risen while the Federal Reserve Board lifted the overnight rate in a predicted manner.  Value style indexes, including the Russell Value 1000 Index, again trailed the S&P 500 gain.

Total Returns

Share Class	6 Months ended 9/30/18
Institutional Class	8.05%
Russell 1000 Value Index	6.95%

II.  ATTRIBUTION

As the long period of global growth continued, investor preference remained with many (but not all) groups more sensitive to economic progress, including most industrial manufacturers and services companies, energy producers, information technology providers, and many consumer big-ticket goods makers.  Consumer frequent-purchase goods, utilities and insurance underwriters areas limited results.

Eight holdings in six broad areas, including three financials, declined in the rising market.  Borg Warner (auto cycle has probably peaked), General Electric (power generation equipment demand continues to decline) and Philip Morris International (slower growth of reduced-risk products) all dropped more than 14%.  Eleven holdings in five broad areas, including six health care and two information technology positions, advanced more than 15% to lead the strategy.  Target (retail store sales have picked up) and Norfolk Southern (volumes transported and price increases have both been strong) each rose over 27% to lead the strategy.

III. OUTLOOK

Supporting corporate profits and stock prices continues to be the U.S.-led global economic advance, now moving through its tenth year.  Inflation remains low even with a U.S. return to full employment.

Gradual movement from accommodative to normal monetary policy continues at the Federal Reserve Bank, which is likely to raise the overnight lending rate through much of 2019.  After this prolonged period of low global interest rates, the effect of this change in central bank policies on economies and investment markets is unknown.

Valuation of equities by historical standards is still less attractive than earlier in this decade as stock prices have risen more than corporate profits through the recovery and advance.  We intend to continue our value approach, emphasizing rising or high earning power, supportive valuation and sufficient diversification.

Edward J. Calkins, CFA
Senior Portfolio Manager
Fund Shareholder

Great Lakes Large Cap Value Fund

Definitions:

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Great Lakes Large Cap Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2018

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	7.71%	14.32%	11.19%	12.91%
Russell 1000 Value Index(2)	9.45%	13.55%	10.72%	12.56%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  This index can not be invested in directly.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Philip Morris International, Inc.	4.3%
Merck & Co., Inc.	4.1%
American Express Co.	4.0%
Oracle Corp.	4.0%
Royal Dutch Shell – ADR	3.9%
Chubb Ltd.	3.7%
Harley-Davidson, Inc.	3.3%
Prudential Financial, Inc.	3.2%
Schlumberger Ltd.	3.1%
General Electric Co.	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

November 23, 2018

Dear Shareholders:

I.  INVESTMENT RESULTS

We are pleased to report that The Great Lakes Small Cap Opportunity Fund Institutional Class (GLSIX) gained 9.24% for the six-month period ending September 30, 2018, but disappointed that we lagged the Russell 2000 Index return of 11.61%.

Total Returns

Share Class	6 Months ended 9/30/18
Investor Class	9.10%
Institutional Class	9.24%
Russell 2000 Index	11.61%

It was another quarter where growth indexes handily outperformed value ones as investor sentiment continues to favor momentum-oriented stocks.  The Russell 2000 Growth Index outperformed the Russell 2000 Value Index by almost 500 basis points in 3rd quarter of 2018, and over the trailing twelve months, the Russell 2000 Growth Index has trounced the Russell 2000 Value Index by over 1200 basis points.

We have discussed this dynamic in our past letters, where high growth, profitless companies keep rising and outperforming the market.  Our zero exposure to these types of companies (biotechnology, pharmaceutical, and software as a service or SaSS) have dinged our relative performance.  We believe the underlying fundamental assumptions implied in the valuations of these unprofitable business are absurd.  As such, we will continue to avoid these stocks.

II.  ATTRIBUTION

Strong stock selection in the Industrial and Consumer Discretionary sectors was not enough to offset the relative underperformance in Technology, Healthcare, and Financials.

Our Industrial holdings performed well over the past six months, in part rebounding from concerns that punitive tariffs would impact business.  While that uncertainty continues to exist, the impact on the value of those companies over years to come was likely exaggerated.  Five of our holdings (Acuity Brands, Armstrong Worldwide, NOW Inc., Actuant, and Middleby) gained more than 20%.  In addition, Esterline Technology, a niche aerospace components supplier, stock increased nearly 25% as the company suggested they may look for an acquirer of the business.  We are substantially overweight the Industrial sector (28% vs. 11% for the benchmark), and the 15% return generated 100 basis points of positive relative performance for the period.

Led by strong returns in two of our names, the Fund’s Consumer Discretionary holdings outperformed the sector.  In aggregate, the Fund’s holdings gained 21% and added nearly 120 basis points of positive relative performance.  Belmond Ltd. (BEL, +64%) put itself up for sale, and investors bid shares up to a price still below what we believe the various assets of the business are worth.  Sonic Corp (SONC, +74%) agreed to be acquired by the parent company of Arby’s and Buffalo Wild Wings, which is majority-owned by private equity investors.

The Fund’s Technology stocks were up about 4% on an absolute basis, but meaningfully underperformed the benchmark return of 12%, which cost the portfolio 120 basis points of relative performance.  There were no material detractors to performance as the majority of our holdings increased in value.  The underperformance was more about what the Fund did not own.  The best performing industry in the technology sector was software,

Great Lakes Small Cap Opportunity Fund

which is made up of mostly unprofitable SaSS businesses.  The software industry accounts for roughly 28% of the technology sector weighting.  It was up 24% and contributed over half of the 12% return for the six-month period.

Those companies we do own in the Health Care sector performed well in the quarter, gaining more than 15% in the quarter compared to the sector return of 18.5%.  However, we only have 6% of the portfolio invested in the sector, far less than the 18% index weighting.  This under allocation (resulting primarily from the heavy index weighting in biotechnology + and small cap pharma companies) cost us about 80 basis point of relative performance.

Our relatively weak results in Financials is due to weak share price performance for our three largest holdings, Investors Bancorp, Axis Capital, and PRA Group.  All of these names underperformed the sector returns of 6%, but see no reason to be worried about these positions as they remain attractively valued.  In fact, we added modestly to select names on their share price weakness.

III.  OUTLOOK

We live in “extraordinary times.” so concluded Federal Reserve Chairman Jay Powell on October 2, addressing the 60th annual meeting of the National Association for Business Economics1.

The value of the S&P 500 Stock Index has more than quadrupled since March 2009, generating an 18.8% annual compound return for those investors brave enough to remain invested (or reinvest) at the end of the 2008-2009 financial crisis; its small cap counterpart, the Russell 2000 Index, has compounded at almost 20%. Extraordinary times indeed.

Mr. Powell went on to say that the Fed’s “ongoing policy of gradual interest rate normalization reflects our efforts to balance the inevitable risks that come with extraordinary times…” (emphasis added). As stewards of our client’s capital, we constantly focus on protecting our portfolios from downside exposure. As such, there are two risks we have identified that merit discussion.

The first is trade tariffs. We are of the camp (as are a vast majority of economists2) that global free trade, while certainly disruptive and difficult at times, has made the world on balance a wealthier place. The Trump Administration’s position on global trade is at odds with conventional U.S. trade policy of the last several decades, and threatens to disrupt the benefits of free and fair trade enjoyed by most countries and their citizens. While the administration’s recent agreements with Mexico and Canada, and on-again, off-again discussions with other trading partners, may lead some to conclude this disruption will be temporary, extended discord between the U.S., China, and our other trade partners could have a significant negative effect on the U.S. and global economies.

Recently, JPMorgan concluded that “there is no clear sign of mitigating confrontation between China and the U.S. in the near-term”, and now expects we will see a “full-blown trade war” in 2019, resulting in U.S. tariffs of 25% on more than $500 billion of imports from China3. Should JPMorgan’s forecast come to fruition, we are likely to see further weakening of the Chinese (and other emerging market’s) currency, a stronger U.S. dollar, and continuing downward pressure on global equity and credit markets as economic growth slows around the world in response to the imposition of these taxes. The longer lasting impacts of such pressures are not factored into many investors’ corporate earnings expectations, in our opinion.

Our second concern is growing U.S. budget deficits, and the more than $1 trillion in U.S. Treasury annual debt issuance required to finance them. Recent tax cuts, while providing at least a small boost to U.S. economic growth, have led to White House forecasts of budget deficits exceeding $1 trillion starting next year and into the foreseeable future. The Congressional Budget Office estimates that in five years the United States may pay more in interest payments on its debt than it spends on military programs.

Great Lakes Small Cap Opportunity Fund

We will not fill this space with a litany of reasons why excessive government deficits might harm longer-term economic growth. Suffice it to say that we believe we should be reducing debt, not growing it, during a period of “extraordinarily” good economic fortune. We are bewildered that the Trump Administration is using loose fiscal policy to stimulate the economy at the same time as the Federal Reserve is tightening monetary policy. We think it’s more prudent that the Treasury reduce government debt during times of prosperity, replenishing borrowing capacity for a time in the future when it might once again be needed to help restore economic prosperity. We may be witnessing a rise in longer-term interest rates (the 10-year Treasury note yield hit 3.24% on October 5) in part because fixed-income investors are growing concerned with the huge slate of government borrowing coming in 2019.

Equity markets appear benign today, and most U.S. equity indices are at or near all-time highs. Investors are bullish on growth, and (as Mr. Powell noted) are embedding similar expectations in asset prices in the current environment. We would hope our style of investing, placing value on high returns on invested capital, prudent capital structures, would weather any economic dislocation relatively well.

Thank you for your trust and patience,

Gary Lenhoff, CFA	Benjamin Kim, CFA, CPA
Co-Portfolio Manager	Co-Portfolio Manager
Fund Shareholder

Past performance does not guarantee future results.

[1]
Monetary Policy and Risk Management at a Time of Low Inflation and Low Unemployment, October 2, 2018 speech by Federal Reserve Chairman Jerome H. Powell at the “Revolution or Evolution? Reexamining Economic Paradigms” 60th Annual meeting of the National Association for Business Economics, Boston, Massachusetts.

[2]	See, for example, responses to a 2012 survey conducted by The Initiative on Global Markets at the University of Chicago Booth School of Business http://www.igmchicago.org/surveys/free-trade
[3]	JPMorgan note (Pedro Martins Jr, Rajiv Batra and Sanaya Tavaria) to clients October 3, 2018.

Great Lakes Small Cap Opportunity Fund

Definitions:

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

The Russell 2000 Value Index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that also exhibit a value probability.

The Russell 2000 Growth Index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that exhibit a growth probability.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Free cash flow (FCF) is a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.  FCF is the amount of cash that a company has left over after it has paid all of its expenses, including investments.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Mutual fund investing involves risk. Principal loss is possible. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2018

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	16.80%	16.11%	8.64%	15.56%
Institutional Class	17.01%	16.41%	8.90%	15.86%
Russell 2000 Index(2)	15.24%	17.12%	11.07%	15.78%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.  This index can not be invested in directly.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2018(1)(2)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2018(1)
(% of Net Assets)

Gildan Activewear, Inc.	4.9%
Axis Capital Holdings Ltd.	4.1%
Investors Bancorp, Inc.	4.0%
Crane Co.	3.8%
MSC Industrial Direct Co., Inc. – Class A	3.3%
AGCO Corp.	3.1%
Esterline Technologies Corp.	3.0%
Hain Celestial Group, Inc.	3.0%
ViaSat, Inc.	3.0%
NetScout Systems, Inc.	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees (Investor Class only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Great Lakes Bond Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2018)	Value (9/30/2018)	(4/1/2018 to 9/30/2018)
Institutional Class Actual(2)	$1,000.00	$1,004.40	$3.27
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.29

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.65%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2018 of 0.44%.

Great Lakes Disciplined Equity Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2018)	Value (9/30/2018)	(4/1/2018 to 9/30/2018)
Institutional Class Actual(4)	$1,000.00	$1,108.00	$4.49
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2018 of 10.80%.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
September 30, 2018

Great Lakes Disciplined International Smaller Company Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2018)	Value (9/30/2018)	(4/1/2018 to 9/30/2018)
Institutional Class Actual(2)	$1,000.00	$ 942.50	$7.06
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.33

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2018 of (5.75)%.

Great Lakes Large Cap Value Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2018)	Value (9/30/2018)	(4/1/2018 to 9/30/2018)
Institutional Class Actual(4)	$1,000.00	$1,080.50	$4.43
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2018 of 8.05%.

Great Lakes Small Cap Opportunity Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/2018)	Value (9/30/2018)	(4/1/2018 to 9/30/2018)
Investor Class Actual(6)	$1,000.00	$1,091.00	$5.77
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57

Institutional Class Actual(6)	$1,000.00	$1,092.40	$4.46
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended September 30, 2018 of 9.10% and 9.24% for the Investor Class and Institutional Class, respectively.

Great Lakes Bond Fund

Schedule of Investments (Unaudited)
September 30, 2018

Description	Par	Value
CORPORATE BONDS – 63.9%

Consumer Discretionary – 6.3%
Brunswick Corp.
7.375%, 09/01/2023	$150,000	$168,101
Carnival Corp.
3.950%, 10/15/2020	523,000	530,641
Discovery Communications
4.900%, 03/11/2026	2,339,000	2,404,234
Lear Corp.
5.375%, 03/15/2024	870,000	895,161
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,885,000	1,764,266
Lennar Corp.
4.750%, 05/30/2025	860,000	841,725
Pulte Group, Inc.
6.375%, 05/15/2033	857,000	827,099
Service Corp. International
7.500%, 04/01/2027	1,000,000	1,128,130
		8,559,357
Consumer Staples – 0.8%
Campbell Soup Co.
3.800%, 08/02/2042	389,000	304,108
HJ Heinz Co.
6.375%, 07/15/2028	742,000	832,709
		1,136,817
Energy – 9.3%
Antero Resources Corp.
5.375%, 11/01/2021	1,506,000	1,529,042
Devon Energy Corp.
5.850%, 12/15/2025	1,866,000	2,036,544
Kinder Morgan, Inc.
5.300%, 12/01/2034	2,794,000	2,898,083
Marathon Oil Corp.
2.700%, 06/01/2020	1,991,000	1,966,020
Petroleos Mexicanos
6.500%, 03/13/2027	468,000	479,232
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	639,652
Valero Energy Partners
4.375%, 12/15/2026	3,007,000	2,956,604
		12,505,177

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
CORPORATE BONDS – 63.9% (Continued)

Financials# – 28.1%
Affiliated Managers Group
3.500%, 08/01/2025	$445,000	$425,756
Ally Financial, Inc.
5.125%, 09/30/2024	1,158,000	1,195,635
Aon plc
4.450%, 05/24/2043	585,000	557,039
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,010,741
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,750,000	1,733,054
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,059,932
3.412% (3 Month LIBOR USD + 1.100%), 05/17/2024^	1,000,000	1,008,596
Corporate Office Properties LP
3.700%, 06/15/2021	1,148,000	1,135,873
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	996,111
3.800%, 06/09/2023	320,000	316,476
Deutsche Bank AG
2.850%, 05/10/2019	2,297,000	2,291,162
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	2,405,000	2,501,462
3.810%, 01/09/2024	1,500,000	1,431,752
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,668,521
5.750%, 01/24/2022	1,070,000	1,138,901
3.366% (3 Month LIBOR USD + 1.050%), 06/05/2023^	2,032,000	2,057,346
3.917% (3 Month LIBOR USD + 1.600%), 11/29/2023^	1,000,000	1,042,121
Huntington National Bank
2.200%, 04/01/2019	360,000	359,199
JPMorgan Chase & Co.
2.250%, 01/23/2020	2,048,000	2,027,430
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	246,988
Manufacturers & Traders Trust Co.
2.961% (3 Month LIBOR USD + 0.640%), 12/01/2021^	2,188,000	2,183,814
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	196,022

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
CORPORATE BONDS – 63.9% (Continued)

Financials# – 28.1% (Continued)
Morgan Stanley
5.500%, 07/24/2020	$861,000	$893,698
3.399% (3 Month LIBOR USD + 0.930%), 07/22/2022^	500,000	504,500
3.563% (3 Month LIBOR USD + 1.220%), 05/08/2024^	3,467,000	3,525,611
New York Life Global Funding
2.150%, 06/18/2019 (a)	200,000	199,238
Nippon Life Insurance Co.
5.100% (5 Year Mid Swap Rate USD + 3.650%), 10/16/2044 (a)^	250,000	254,375
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	512,171
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	587,691
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	629,706
UBS
2.375%, 08/14/2019	1,930,000	1,922,329
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,458,167
3.572% (3 Month LIBOR USD + 1.230%), 10/31/2023^	827,000	843,887
		37,915,304
Health Care – 2.3%
Aetna, Inc.
2.750%, 11/15/2022	1,000,000	965,390
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,000,000	983,737
Biogen, Inc.
4.050%, 09/15/2025	1,150,000	1,154,765
		3,103,892
Industrials – 3.8%
General Electric Co.
2.300%, 01/14/2019	753,000	752,289
Icahn Enterprises LP
6.000%, 08/01/2020	1,011,000	1,030,634
IDEX Corp.
4.200%, 12/15/2021	950,000	959,284
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,342,000	1,314,297

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
CORPORATE BONDS – 63.9% (Continued)

Industrials – 3.8% (Continued)
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	$1,000,000	$1,005,778
		5,062,282
Information Technology – 4.7%
Amkor Technology, Inc.
6.375%, 10/01/2022	1,006,000	1,026,321
Juniper Networks, Inc.
4.500%, 03/15/2024	3,788,000	3,856,658
Xerox Corp.
2.750%, 03/15/2019	1,425,000	1,422,370
		6,305,349
Materials – 2.7%
ArcelorMittal
5.250%, 08/05/2020	1,000,000	1,029,923
Ball Corp.
5.000%, 03/15/2022	1,355,000	1,404,457
Dow Chemical Co.
3.000%, 11/15/2022	1,250,000	1,219,595
		3,653,975
Telecommunication Services – 2.4%
CCO Holdings LLC
5.750%, 01/15/2024	677,000	689,693
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	535,000	624,352
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,651,000	1,851,855
		3,165,900
Utilities – 3.5%
American Electric Power Co., Inc.
2.950%, 12/15/2022	1,865,000	1,824,921
Pacific Gas & Electric Co.
3.250%, 06/15/2023	1,267,000	1,224,783
3.850%, 11/15/2023	640,000	635,600
PSEG Power LLC
4.150%, 09/15/2021	1,019,000	1,032,457
		4,717,761
Total Corporate Bonds
(Cost $87,557,882)		86,125,814

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
MUNICIPAL BONDS – 22.6%
Chesterfield County, Virginia Industrial Development Authority
2.270%, 08/01/2024 (b)	$2,200,000	$2,200,000
Chicago, Illinois Board of Education
Series B
5.000%, 12/01/2018 – AMBAC Insured	400,000	401,140
Series A
4.000%, 12/01/2020	1,000,000	1,007,390
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,040,000	1,095,318
Cicero, Illinois
5.000%, 01/01/2028 – BAM Insured	400,000	452,092
Cook County, Illinois
Series B
4.940%, 11/15/2023 – BAM Insured	500,000	518,860
Cook County, Illinois School District #170
5.000%, 12/01/2025 – AGM Insured	785,000	866,326
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 – BAM Insured	250,000	260,982
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	148,820
Illinois
5.363%, 02/01/2019	625,000	629,806
Illinois Sports Facilities Authority
5.000%, 06/15/2022	230,000	238,551
Independence, Missouri School District
Series A
6.625%, 03/01/2025 – AGM Insured	570,000	578,698
Iowa Higher Education Loan Authority
Series B
2.000%, 12/01/2018	850,000	849,473
Johnson City, Tennessee Health & Educational Facilities
Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 – NATL Insured	230,000	241,420
Kankakee, Illinois
4.000%, 01/01/2025	250,000	252,190
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 – AGM Insured	350,000	362,908
Kansas Municipal Energy Agency Power Project Revenue
Series B
2.750%, 04/01/2019	445,000	444,368

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
MUNICIPAL BONDS – 22.6% (Continued)
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 – AGM Insured	$545,000	$558,178
Madison & Jersey Counties Illinois United School District #11
5.625%, 12/01/2026	250,000	260,595
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	246,683
Memphis-Shelby County Tennessee Airport Authority
5.000%, 07/01/2043	275,000	303,542
Michigan Finance Authority
Series B
2.200%, 09/01/2050 (b)	3,500,000	3,500,000
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 – FHLMC, FNMA, GNMA Insured	215,000	218,044
New Haven, Michigan Community School District
5.000%, 05/01/2026 – QSBLF Insured	1,000,000	1,150,090
New Orleans, Louisiana
Series A
5.000%, 12/01/2019	250,000	255,370
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 – FHLMC, FNMA, GNMA Insured	500,000	509,435
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	275,423
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041 – FNMA, GNMA Insured	2,210,000	2,094,262
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
2.350%, 11/01/2039 – AGM Insured (b)	6,610,000	6,610,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 – AGC Insured	1,025,000	1,259,008
Sales Tax Securitization Corp., Illinois
Series A
5.000%, 01/01/2027	1,500,000	1,704,765
Triborough Bridge & Tunnel Authority
Series C
4.000%, 11/15/2035	1,000,000	1,047,490
Total Municipal Bonds
(Cost $30,631,751)		30,541,227

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES – 6.2%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, S50007 (c)	$800,635	$148,637
Series 4488, Class BD
3.000%, 05/15/2033	489,487	488,029
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,271,522
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	172,938	165,362
3.000%, 10/01/2032, #D99625	113,679	112,049
4.000%, 10/01/2040, #G06061	209,492	213,498
4.000%, 08/01/2042, #Q10153	226,689	231,032
Federal National Mortgage Association
Series 2008-6, Class BF
2.716% (1 Month LIBOR USD + 0.500%), 02/25/2038^	1,068,289	1,076,336
Series 2011-144, Class FW
2.666% (1 Month LIBOR USD + 0.450%), 10/25/2040^	605,760	608,176
Series 2013-130, Class CD
3.000%, 06/25/2043	806,355	789,795
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	270,451	274,678
5.170%, 06/01/2028, #468516	224,951	235,679
4.500%, 06/01/2034, #MA1976	215,629	223,672
4.500%, 04/01/2039, #930922	192,639	200,734
4.000%, 03/01/2045, #AY6502	252,833	255,710
4.500%, 06/01/2048, #CA1952	346,336	357,555
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	197,816	199,486
Series 2012-109, Class AB
1.388%, 09/16/2044	71,321	68,884
Series 2013-145, Class AG
3.744%, 09/16/2044 (d)	458,543	472,016
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $8,554,371)		8,392,850

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.0%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	511,941

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.0% (Continued)
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/15/2045	$350,000	$352,550
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	39,517	39,643
FREMF Mortgage Trust
Series 2013-K32, Class C
3.651%, 10/25/2046 (a)(d)	450,000	437,707
Greenpoint Mortgage
Series 2003-1, Class A1
4.769%, 10/25/2033 (d)	146,476	146,565
GS Mortgage Securities Trust
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	513,259
Morgan Stanley Mortgage Trust
Series 35
2.790% (1 Month LIBOR USD + 0.625%), 05/20/2021^	1,050	1,051
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	6,633	6,633
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.481%, 08/15/2039 (d)	9,230	9,255
UBS – Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049^	500,000	493,804
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	946,920
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	941,392
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	989,134
Total Commercial Mortgage-Backed Securities
(Cost $5,611,815)		5,389,854

ASSET-BACKED SECURITIES – 1.1%

Automotive – 1.1%
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class C
2.510%, 01/08/2021	451,746	451,484

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Par	Value
ASSET-BACKED SECURITIES – 1.1% (Continued)

Automotive – 1.1% (Continued)
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3
1.870%, 12/15/2020	$1,041,908	$1,040,915
Total Asset-Backed Securities
(Cost $1,490,497)		1,492,399

INVESTMENT COMPANY – 0.9%	Shares
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,315,512)	96,254	1,231,089

MONEY MARKET FUND – 1.1%
First American Government Obligations Fund – Class Z, 1.94% (e)
Total Money Market Fund
(Cost $1,469,003)	1,469,003	1,469,003
Total Investments – 99.8%
(Cost $136,630,831)		134,642,236
Other Assets and Liabilities, Net – 0.2%		265,673
Total Net Assets – 100.0%		$134,907,909

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities are deemed to be liquid by the Adviser.  As of September 30, 2018, the value of these investments were $5,533,504, or 4.1% of total net assets.

^	Variable rate security – The rate shown is the rate in effect as of September 30, 2018.
#	As of September 30, 2018, the Fund had a significant portion of its assets invested in this sector. See Note 11 in the Notes to Financial Statements.
(b)
Adjustable rate security.  The rate is determined by a remarketing agreement whereby an issuer contracts with a securities dealer to serve as the remarketing agent.  The remarketing agent is responsible for determining the interest rate the issuer pays on the bond until the next reset date.

(c)	Interest only security.
(d)	Variable rate security. The coupon is based on an underlying pool of loans.
(e)	The rate shown is the annualized seven-day effective yield as of September 30, 2018.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGC – Assured Guaranty Corporation
AGM – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation
BAM – Build America Mutual Assurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
NATL – National Public Finance Guarantee Corporation
QSBLF – School Bond Qualification Program

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited)
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 99.5%

Communication Services – 6.3%
Alphabet, Inc. – Class C*	1,100	$1,312,817
CenturyLink, Inc.	28,300	599,960
Discovery, Inc. – Class A*	21,100	675,200
Discovery, Inc. – Class C*	9,800	289,884
News Corp. – Class A	12,500	164,875
		3,042,736
Consumer Discretionary – 11.8%
Amazon.com, Inc.*	700	1,402,100
Home Depot, Inc.	7,800	1,615,770
McDonald’s Corp.	2,800	468,412
Michael Kors Holdings Ltd.*	5,900	404,504
Nordstrom, Inc.	2,800	167,468
O’Reilly Automotive, Inc.*	2,600	903,032
Target Corp.	8,800	776,248
		5,737,534
Consumer Staples – 5.0%
Campbell Soup Co.	10,100	369,963
Coca-Cola Co.	5,800	267,902
Costco Wholesale Corp.	2,000	469,760
General Mills, Inc.	6,100	261,812
Kellogg Co.	2,300	161,046
Kroger Co.	10,400	302,744
Sysco Corp.	7,900	578,675
		2,411,902
Energy – 3.2%
Baker Hughes	27,200	920,176
Targa Resources Corp.	11,500	647,565
		1,567,741
Financials – 11.9%
Aon plc	4,164	640,340
Bank of America Corp.	14,500	427,170
Berkshire Hathaway, Inc. – Class B*	7,042	1,507,763
BlackRock, Inc.	2,100	989,793
Charles Schwab Corp.	22,200	1,091,130
CME Group, Inc.	2,800	476,588
Jefferies Financial Group, Inc.	18,300	401,868
MetLife, Inc.	5,600	261,632
		5,796,284

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Health Care – 19.0%
AbbVie, Inc.	3,800	$359,404
Aetna, Inc.	5,000	1,014,250
Amgen, Inc.	1,008	208,948
Anthem, Inc.	3,900	1,068,795
Bristol-Myers Squibb Co.	9,900	614,592
Danaher Corp.	8,000	869,280
Edwards Lifesciences Corp.*	4,200	731,220
IDEXX Laboratories, Inc.*	800	199,728
Johnson & Johnson	5,813	803,182
Pfizer, Inc.	13,900	612,573
Thermo Fisher Scientific, Inc.	2,900	707,832
UnitedHealth Group, Inc.	6,200	1,649,448
Zoetis, Inc.	4,400	402,864
		9,242,116
Industrials – 14.0%
3M Co.	5,500	1,158,905
Boeing Co.	4,500	1,673,550
CSX Corp.	2,586	191,493
Emerson Electric Co.	10,500	804,090
Illinois Tool Works, Inc.	1,800	254,016
Ingersoll-Rand Co. plc	4,600	470,580
Lockheed Martin Corp.	3,300	1,141,668
Republic Services, Inc.	2,200	159,852
Union Pacific Corp.	1,100	179,113
United Technologies Corp.	1,212	169,450
Verisk Analytics, Inc.*	2,600	313,430
Waste Management, Inc.	3,200	289,152
		6,805,299
Information Technology – 24.9%
Accenture plc – Class A	3,100	527,620
Apple, Inc.	4,200	948,108
Automatic Data Processing, Inc.	2,100	316,386
Cisco Systems, Inc.	8,100	394,065
Fiserv, Inc.*	4,100	337,758
FleetCor Technologies, Inc.*	2,400	546,816
HP, Inc.	50,800	1,309,116
MasterCard, Inc. – Class A	2,600	578,786
Microsoft Corp.	26,300	3,007,931

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Information Technology – 24.9% (Continued)
NetApp, Inc.	5,300	$455,217
NVIDIA Corp.	2,846	799,783
Paychex, Inc.	4,200	309,330
salesforce.com, inc.*	1,345	213,896
Trimble, Inc.*	9,092	395,138
Visa, Inc. – Class A	11,900	1,786,071
Workday, Inc. – Class A*	1,200	175,176
		12,101,197
Materials – 1.1%
Nucor Corp.	4,900	310,905
Praxair, Inc.	1,300	208,949
		519,854
Real Estate – 2.3%
Digital Realty Trust, Inc. – REIT	4,200	472,416
Realty Income Corp. – REIT	11,700	665,613
		1,138,029
Total Common Stocks
(Cost $40,836,083)		48,362,692

MONEY MARKET FUND – 0.4%
First American Government Obligations Fund – Class Z, 1.94%^
Total Money Market Fund
(Cost $208,333)	208,333	208,333
Total Investments – 99.9%
(Cost $41,044,416)		48,571,025
Other Assets and Liabilities, Net – 0.1%		41,822
Total Net Assets – 100.0%		$48,612,847

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2018.

REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited)
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 94.7%

Australia – 5.0%
BWP Trust – REIT (a)	104,302	$251,721
Cochlear Ltd. (a)	4,257	617,249
GPT Group (a)	46,391	174,723
Investa Office Fund – REIT (a)	107,494	428,869
Reece, Ltd.	37,057	303,494
		1,776,056
Belgium – 1.6%
Elia System Operator SA/NV (a)	8,746	563,435

Canada – 10.1%
Canadian Western Bank	27,047	714,050
First Capital Realty, Inc.	30,967	467,508
SNC-Lavalin Group, Inc.	17,069	696,028
Stars Group, Inc.*	20,068	498,418
Toromont Industries, Ltd.	10,436	539,474
WSP Global, Inc.	11,644	637,258
		3,552,736
China – 1.8%
Huazhu Group, Ltd. – ADR	9,000	290,700
New Oriental Education & Technology Group, Inc. – ADR*	1,476	109,239
TAL Education Group – ADR*	9,751	250,698
		650,637
Czech Republic – 0.9%
Philip Morris CR A/S (a)	462	309,028

Denmark – 2.5%
Royal Unibrew A/S (a)	6,071	499,736
William Demant Holding* (a)	10,396	390,249
		889,985
France – 7.4%
BioMerieux (a)	5,127	427,952
Edenred (a)	7,176	273,459
Eiffage SA (a)	2,356	263,188
ICADE – REIT (a)	5,835	539,340
SCOR SE (a)	9,241	428,427

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 94.7% (Continued)

France – 7.4% (Continued)
Somfy SA (a)	4,291	$381,536
Teleperformance (a)	1,651	311,469
		2,625,371
Germany – 4.9%
Duerr AG (a)	7,580	340,865
Krones AG (a)	3,099	324,972
Salzgitter AG (a)	7,171	357,783
Stroeer SE & Co. KGaA (a)	2,400	137,108
Wirecard AG (a)	2,712	586,738
		1,747,466
Greece – 0.5%
Hellenic Telecommunications Organization SA (a)	13,534	165,951

Hungary – 0.7%
MOL Hungarian Oil & Gas plc (a)	23,074	248,528

India – 1.2%
Honeywell Automation India, Ltd. (a)	600	172,224
Larsen & Toubro Infotech, Ltd. (a)	9,751	257,936
		430,160
Israel – 1.3%
NICE, Ltd.*(a)	3,986	454,020

Japan – 16.2%
Aozora Bank Ltd. (a)	2,378	84,933
Chugoku Electric Power Co., Inc. (a)	15,265	196,169
Daicel Corp. (a)	32,996	383,283
IBJ Leasing Co., Ltd. (a)	7,035	188,181
Kyudenko Corp. (a)	9,297	368,959
MEITEC Corp. (a)	5,900	283,692
Musashino Bank, Ltd. (a)	4,585	132,382
Nabtesco Corp. (a)	10,977	291,857
NHK Spring Co., Ltd. (a)	19,355	201,280
Nihon M&A Center, Inc. (a)	18,744	562,521
Nissin Foods Holdings Co., Ltd. (a)	3,408	234,426
Rohm Co., Ltd. (a)	5,563	406,990

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 94.7% (Continued)

Japan – 16.2% (Continued)
Suzuken Co., Ltd. (a)	3,597	$170,675
Tokyo Century Corp. (a)	2,081	129,253
Tokyu Fudosan Holdings Corp. (a)	45,570	317,484
Toyo Seikan Group Holdings, Ltd. (a)	23,745	492,731
Toyo Suisan Kaisha, Ltd. (a)	6,757	262,323
Trend Micro, Inc. (a)	5,262	338,472
Yamaguchi Financial Group, Inc. (a)	25,659	279,581
YASKAWA Electric Corp. (a)	12,926	383,917
		5,709,109
Malaysia – 2.0%
PPB Group BHD (a)	144,739	586,579
Top Glove Corp. BHD (a)	43,394	111,720
		698,299
Netherlands – 2.9%
ASM International NV (a)	7,445	385,696
IMCD NV (a)	4,937	384,236
InterXion Holding NV*	3,983	268,056
		1,037,988
Poland – 0.9%
CCC SA (a)	5,095	303,752

Singapore – 1.0%
UOL Group, Ltd. (a)	67,366	339,737

South Africa – 3.2%
Clicks Group, Ltd. (a)	50,986	630,156
Rand Merchant Investment Holdings, Ltd. (a)	78,151	212,830
RMB Holdings, Ltd. (a)	52,019	290,831
		1,133,817
South Korea – 5.4%
Green Cross Corp. (a)	3,176	500,936
Hanmi Pharmaceutical Co., Ltd. (a)	1,044	470,545
Hanmi Science Co., Ltd. (a)	2,159	170,866
Samsung SDI Co., Ltd. (a)	1,222	284,594
SKC Co., Ltd. (a)	12,900	495,940
		1,922,881

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 94.7% (Continued)

Sweden – 5.6%
Investment AB Latour – Class B (a)	33,900	$421,842
Lundin Petroleum AB (a)	21,882	834,081
SSAB AB – Class A (a)	95,159	477,633
SSAB AB – Class B (a)	64,888	262,964
		1,996,520
Switzerland – 5.9%
Baloise Holding AG – REG D (a)	1,896	288,931
Banque Cantonale Vaudoise – REG D (a)	896	663,854
DKSH Holding AG (a)	4,818	328,042
Swiss Prime Site AG – REG D (a)	1,340	114,323
Temenos AG – REG D (a)	4,209	685,530
		2,080,680
Thailand – 1.5%
Kiatnakin Bank plc (a)	227,540	529,598

United Kingdom – 12.2%
Ashtead Group plc (a)	5,838	185,231
Bellway plc (a)	6,823	267,783
Berkeley Group Holdings plc (a)	10,416	498,999
Cranswick plc (a)	13,245	584,160
Intertek Group plc (a)	9,085	591,004
Rightmove plc (a)	83,830	514,464
Spectris plc (a)	8,944	276,261
Spirax-Sarco Engineering plc (a)	7,568	718,980
SSP Group plc (a)	39,044	368,728
St. James’s Place plc (a)	9,422	140,441
Victrex plc (a)	4,193	182,333
		4,328,384
Total Common Stocks
(Cost $33,437,640)		33,494,138

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
MONEY MARKET FUND – 6.1%
First American Government Obligations Fund – Class Z, 1.94%^
Total Money Market Fund
(Cost $2,150,835)	2,150,835	$2,150,835
Total Investments – 100.8%
(Cost $35,588,475)		35,644,973
Other Assets and Liabilities, Net – (0.8)%		(292,526)
Total Net Assets – 100.0%		$35,352,447

(a)	This security is categorized as a Level 2 security in the fair value hierarchy. See Note 3 in the Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2018.

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

At September 30, 2018, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Industrials	22.0%
Financials	12.7%
Information Technology	12.7%
Consumer Staples	8.8%
Health Care	8.1%
Consumer Discretionary	7.9%
Materials	7.5%
Real Estate	7.5%
Energy	3.1%
Communication Services	2.3%
Utilities	2.1%
Money Market Fund	6.1%
Other Assets and Liabilities, Net	(0.8)%
Total	100.0%

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited)
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 97.9%

Communication Services – 2.0%
Alphabet, Inc. – Class C*	919	$1,096,799

Consumer Discretionary – 10.7%
BorgWarner, Inc.	25,974	1,111,168
Harley-Davidson, Inc.	39,451	1,787,130
Hasbro, Inc.	5,852	615,162
Mohawk Industries, Inc.*	5,746	1,007,561
Target Corp.	14,292	1,260,698
		5,781,719
Consumer Staples – 10.0%
CVS Health Corp.	14,512	1,142,385
Mondelez International, Inc.	11,639	500,011
PepsiCo, Inc.	12,901	1,442,332
Philip Morris International, Inc.	28,800	2,348,352
		5,433,080
Energy – 12.2%
Chevron Corp.	5,962	729,033
National Oilwell Varco, Inc.	22,007	948,062
Occidental Petroleum Corp.	13,942	1,145,614
Royal Dutch Shell – ADR	31,032	2,114,520
Schlumberger Ltd.	27,278	1,661,776
		6,599,005
Financials# – 27.6%
American Express Co.	20,407	2,173,141
Ameriprise Financial, Inc.	8,778	1,296,159
Bank of America Corp.	51,928	1,529,799
Berkshire Hathaway, Inc. – Class B*	7,697	1,648,005
Chubb Ltd.	14,818	1,980,278
Citigroup, Inc.	21,192	1,520,314
Discover Financial Services	17,484	1,336,652
MetLife, Inc.	20,078	938,044
PNC Financial Services Group, Inc.	5,659	770,699
Prudential Financial, Inc.	17,016	1,724,061
		14,917,152
Health Care – 17.5%
Abbott Laboratories	16,746	1,228,486
AbbVie, Inc.	16,532	1,563,597

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 97.9% (Continued)

Health Care – 17.5% (Continued)
Aetna, Inc.	2,717	$551,143
Biogen, Inc.*	3,748	1,324,206
McKesson Corp.	8,412	1,115,852
Merck & Co., Inc.	31,608	2,242,271
UnitedHealth Group, Inc.	5,318	1,414,801
		9,440,356
Industrials – 7.5%
General Electric Co.	146,899	1,658,490
Lockheed Martin Corp.	3,420	1,183,183
Norfolk Southern Corp.	6,865	1,239,132
		4,080,805
Information Technology – 6.9%
Apple, Inc.	6,894	1,556,252
Oracle Corp.	42,054	2,168,304
		3,724,556
Utilities – 3.5%
Dominion Energy, Inc.	14,942	1,050,124
Public Service Enterprise Group, Inc.	16,244	857,521
		1,907,645
Total Common Stocks
(Cost $47,874,122)		52,981,117

MONEY MARKET FUND – 1.8%
First American Government Obligations Fund – Class Z, 1.94%^
Total Money Market Fund
(Cost $948,350)	948,350	948,350
Total Investments – 99.7%
(Cost $48,822,472)		53,929,467
Other Assets and Liabilities, Net – 0.3%		162,909
Total Net Assets – 100.0%		$54,092,376

#	As of September 30, 2018, the Fund had a significant portion of its assets invested in this sector. See Note 11 in the Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2018.

ADR – American Depositary Receipt

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited)
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 94.9%

Communication Services – 3.8%
Cars.com, Inc.*	64,058	$1,768,641
TripAdvisor, Inc.*	29,026	1,482,358
		3,250,999
Consumer Discretionary – 16.6%
Adtalem Global Education, Inc.*	32,025	1,543,605
Belmond Ltd. – Class A*	113,991	2,080,336
Cooper Tire & Rubber Co.+	50,553	1,430,650
Despegar.com, Corp.*	52,723	889,437
Gentex Corp.	37,743	809,965
Gildan Activewear, Inc.+	138,862	4,225,570
Mattel, Inc.*+	58,203	913,787
Nordstrom, Inc.	21,781	1,302,721
Sonic Corp.	23,652	1,025,078
		14,221,149
Consumer Staples – 4.5%
e.l.f. Beauty, Inc.*+	33,840	430,783
Hain Celestial Group, Inc.*	94,114	2,552,372
Spectrum Brands Holdings, Inc.	11,495	858,906
		3,842,061
Energy – 1.4%
Dril-Quip, Inc.*	23,575	1,231,794

Financials – 15.9%
Axis Capital Holdings Ltd.	59,995	3,462,311
Bank OZK	32,329	1,227,209
First American Financial Corp.	23,449	1,209,734
Horace Mann Educators Corp.	32,280	1,449,372
Investors Bancorp, Inc.	276,025	3,386,827
PRA Group, Inc.*	67,695	2,437,020
Pzena Investment Management, Inc. – Class A	47,759	455,621
		13,628,094
Health Care – 3.5%
Luminex Corp.	42,271	1,281,234
MEDNAX, Inc.*	35,783	1,669,635
		2,950,869

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
COMMON STOCKS – 94.9% (Continued)

Industrials# – 27.1%
Acuity Brands, Inc.	10,707	$1,683,140
AGCO Corp.	43,077	2,618,651
Armstrong World Industries, Inc.*	24,776	1,724,410
Colfax Corp.*	25,460	918,088
Crane Co.	32,646	3,210,734
Esterline Technologies Corp.*	28,261	2,570,338
Kirby Corp.*	13,877	1,141,383
Knight-Swift Transportation Holdings, Inc.	23,619	814,383
Lindsay Corp.	9,421	944,361
Middleby Corp.*+	7,932	1,026,004
MSC Industrial Direct Co., Inc. – Class A	31,602	2,784,452
Standex International Corp.	7,824	815,652
UniFirst Corp.	6,734	1,169,359
WESCO International, Inc.*	28,668	1,761,649
		23,182,604
Information Technology – 15.7%
Avnet, Inc.	49,807	2,229,860
Belden, Inc.	17,344	1,238,535
NetScout Systems, Inc.*	98,561	2,488,665
ScanSource, Inc.*	37,330	1,489,467
SS&C Technologies Holdings, Inc.	30,762	1,748,205
Versum Materials, Inc.	45,933	1,654,047
ViaSat, Inc.*+	39,598	2,532,292
		13,381,071
Materials – 3.9%
Intrepid Potash, Inc.*	341,375	1,225,536
NewMarket Corp.	3,146	1,275,735
Valvoline, Inc.	39,242	844,095
		3,345,366
Real Estate – 2.5%
Jones Lang LaSalle, Inc.	14,770	2,131,606
Total Common Stocks
(Cost $74,740,662)		81,165,613

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2018

Description	Shares	Value
MONEY MARKET FUND – 5.3%
First American Government Obligations Fund – Class Z, 1.94%^
Total Money Market Fund
(Cost $4,488,943)	4,488,943	$4,488,943

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 5.7%
First American Government Obligations Fund – Class Z, 1.94%^
Total Investment Purchased with Proceeds from Securities Lending
(Cost $4,871,730)	4,871,730	4,871,730
Total Investments – 105.9%
(Cost $84,101,335)		90,526,286
Other Assets and Liabilities, Net – (5.9)%		(5,049,183)
Total Net Assets – 100.0%		$85,477,103

*	Non-income producing security.
+
All or a portion of this security was out on loan at September 30, 2018. Total loaned securities had a market value of $4,752,924 at September 30, 2018.  See Note 9 in the Notes to Financial Statements.

#	As of September 30, 2018, the Fund had a significant portion of its assets invested in this sector. See Note 11 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2018.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited)
September 30, 2018

			Disciplined
			International
		Disciplined	Smaller
	Bond Fund	Equity Fund	Company Fund
ASSETS
Investment securities:
At cost	$136,630,831	$41,044,416	$35,588,475
At value	$134,642,236	$48,571,025	$35,644,973
Cash	78,893	—	—
Receivable for investment securities sold	370,103	—	—
Dividends & interest receivable	1,057,375	21,267	89,880
Receivable for capital shares sold	71,604	191,769	36,977
Prepaid expenses	17,735	5,412	5,614
Total Assets	136,237,946	48,789,473	35,777,444
LIABILITIES
Due to custodian	—	—	146,336
Distributions payable	195,009	—	—
Payable for investment securities purchased	891,329	—	174,776
Payable for capital shares redeemed	137,346	120,474	32,778
Payable to investment adviser	53,832	20,990	22,686
Payable for fund administration & accounting fees	20,690	8,851	13,885
Payable for compliance fees	1,738	1,738	1,740
Payable for transfer agent fees & expenses	4,274	3,059	2,502
Payable for custody fees	2,046	1,223	7,460
Payable for trustee fees	3,404	3,506	3,531
Accrued other fees	20,369	16,785	19,303
Total Liabilities	1,330,037	176,626	424,997
NET ASSETS	$134,907,909	$48,612,847	$35,352,447
COMPOSITION OF NET ASSETS
Paid-in capital	$138,520,360	$37,661,613	$35,925,380
Total distributable earnings (accumulated loss)	(3,612,451)	10,951,234	(572,933)
Total net assets	$134,907,909	$48,612,847	$35,352,447

Institutional Class Shares:
Net Assets	$134,907,909	$48,612,847	$35,352,447
Shares issued and outstanding(1)	14,057,165	2,906,241	3,081,765
Net asset value, offering price, and redemption price per share(2)	$9.60	$16.73	$11.47

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase for the Disciplined International Smaller Company Fund only.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited) – Continued
September 30, 2018

		Small Cap
	Large Cap	Opportunity
	Value Fund	Fund
ASSETS
Investment securities:
At cost	$48,822,472	$84,101,335
At value(1)	$53,929,467	$90,526,286
Dividends & interest receivable	108,768	17,435
Receivable for capital shares sold	191,713	65,370
Interest receivable from securities lending	—	1,752
Prepaid expenses	15,433	10,055
Total Assets	54,245,381	90,620,898
LIABILITIES
Payable upon return of securities loaned (Note 9)	—	4,871,730
Payable for capital shares redeemed	92,822	181,424
Payable to investment adviser	25,413	42,228
Payable for fund administration & accounting fees	8,510	11,936
Payable for compliance fees	1,738	1,738
Payable for transfer agent fees & expenses	2,835	5,388
Payable for custody fees	1,046	1,037
Payable for trustee fees	3,493	3,515
Accrued other fees	17,148	19,135
Accrued distribution fees – Investor Class	—	5,664
Total Liabilities	153,005	5,143,795
NET ASSETS	$54,092,376	$85,477,103
COMPOSITION OF NET ASSETS
Paid-in capital	$43,573,559	$68,382,296
Total distributable earnings	10,518,817	17,094,807
Total net assets	$54,092,376	$85,477,103
(1) Includes loaned securities of:	$—	$4,752,924

Investor Class Shares:
Net Assets	$—	$6,959,756
Shares issued and outstanding(2)	—	367,488
Net asset value, offering price, and redemption price per share	$—	$18.94

Institutional Class Shares:
Net Assets	$54,092,376	$78,517,347
Shares issued and outstanding(2)	3,533,005	4,074,297
Net asset value, offering price, and redemption price per share	$15.31	$19.27

(2) Unlimited shares authorized without par value.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2018

			Disciplined
			International
		Disciplined	Smaller
	Bond Fund	Equity Fund	Company Fund
INVESTMENT INCOME:
Interest income	$2,117,687	$5,683	$10,367
Dividend income	26,925	373,108	480,533
Less: Foreign taxes withheld	—	—	(50,022)
Total investment income	2,144,612	378,791	440,878

EXPENSES:
Investment advisory fees (See Note 4)	270,373	141,111	179,090
Fund administration & accounting fees (See Note 4)	58,113	29,043	42,279
Transfer agent fees & expenses (See Note 4)	12,078	8,602	7,504
Federal & state registration fees	11,385	11,348	12,941
Audit fees	8,235	7,314	8,784
Trustee fees (See Note 4)	5,327	5,239	5,239
Compliance fees (See Note 4)	5,118	5,118	5,118
Custody fees (See Note 4)	4,836	2,986	23,545
Postage & printing fees	4,227	2,650	1,464
Legal fees	3,678	3,678	3,678
Other fees	2,929	2,740	3,597
Total expenses before recoupment/waiver	386,299	219,829	293,239
Add: Fee recoupment (See Note 4)	53,057	—	—
Less: Fee waiver from investment adviser (See Note 4)	—	(19,922)	(33,558)
Total net expenses	439,356	199,907	259,681
NET INVESTMENT INCOME	1,705,256	178,884	181,197

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(761,334)	1,503,994	(1,021,145)
Foreign currency translation	—	—	(9,100)
Net change in unrealized appreciation (depreciation) of:
Investments	(323,369)	3,118,830	(1,308,024)
Foreign currency translation	—	—	(3,012)
Net realized and unrealized gain (loss) on investments	(1,084,703)	4,622,824	(2,341,281)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$620,553	$4,801,708	$(2,160,084)

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited) – Continued
For the Six Months Ended September 30, 2018

		Small Cap
	Large Cap	Opportunity
	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$8,967	$42,380
Dividend income	657,653	338,023
Less: Foreign taxes withheld	(8,751)	(4,666)
Securities lending income	—	9,558
Total investment income	657,869	385,295

EXPENSES:
Investment advisory fees (See Note 4)	157,621	252,239
Fund administration & accounting fees (See Note 4)	27,664	38,796
Federal & state registration fees	10,818	17,379
Transfer agent fees & expenses (See Note 4)	8,607	15,819
Audit fees	7,314	7,314
Trustee fees (See Note 4)	5,239	5,327
Compliance fees (See Note 4)	5,118	5,118
Legal fees	3,678	3,678
Other fees	2,740	3,194
Postage & printing fees	2,738	3,926
Custody fees (See Note 4)	2,367	3,016
Distribution fees – Investor Class (See Note 5)	—	8,922
Total expenses before waiver	233,904	364,728
Less: Fee waiver from investment adviser (See Note 4)	(10,608)	—
Total net expenses	223,296	364,728
NET INVESTMENT INCOME	434,573	20,567

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,775,465	5,808,990
Net change in unrealized appreciation of investments	1,819,603	1,538,426
Net realized and unrealized gain on investments	3,595,068	7,347,416

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,029,641	$7,367,983

See Notes to the Financial Statements

Great Lakes Bond Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2018	Ended
	(Unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$1,705,256	$2,819,290
Net realized gain (loss) on investments	(761,334)	396,717
Net change in unrealized appreciation (depreciation) of investments	(323,369)	(1,614,708)
Net increase resulting from operations	620,553	1,601,299

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	12,837,733	44,197,000
Proceeds from reinvestment of distributions	574,883	924,630
Payments for shares redeemed	(12,135,304)	(29,882,788)
Increase in net assets from Institutional Class transactions	1,277,312	15,238,842
Net increase in net assets from capital share transactions	1,277,312	15,238,842

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Institutional Class	(1,714,277)	(2,867,831)
Total distributions to shareholders	(1,714,277)	(2,867,831)
TOTAL INCREASE IN NET ASSETS	183,588	13,972,310

NET ASSETS:
Beginning of Period	134,724,321	120,752,011
End of Period	$134,907,909	$134,724,321 *

*	Includes accumulated net investment loss of $42,507.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2018	Ended
	(Unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$178,884	$412,360
Net realized gain on investments	1,503,994	4,331,324
Net change in unrealized appreciation of investments	3,118,830	834,225
Net increase resulting from operations	4,801,708	5,577,909

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	3,705,671	8,813,558
Proceeds from reinvestment of distributions	105,696	3,542,569
Payments for shares redeemed	(3,969,866)	(13,679,916)
Decrease in net assets from Institutional Class transactions	(158,499)	(1,323,789)
Net decrease in net assets from capital share transactions	(158,499)	(1,323,789)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Institutional Class	(190,616)	(6,705,219)
Total distributions to shareholders	(190,616)	(6,705,219)*
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,452,593	(2,451,099)

NET ASSETS:
Beginning of Period	44,160,254	46,611,353
End of Period	$48,612,847	$44,160,254 **

*	Includes net investment income distributions of $407,707 and net realized gain distributions of $6,297,512.
**	Includes accumulated undistributed net investment income of $15,613.

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2018	Ended
	(Unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$181,197	$161,258
Net realized (gain) loss on:
Investments	(1,021,145)	758,184
Foreign currency translation	(9,100)	(64,998)
Net change in unrealized appreciation (depreciation) of:
Investments	(1,308,024)	1,122,387
Foreign currency translation	(3,012)	(1,117)
Net increase (decrease) resulting from operations	(2,160,084)	1,975,714

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	4,309,533	34,221,697
Proceeds from reinvestment of distributions	—	594,664
Payments for shares redeemed	(2,875,576)	(2,409,800)
Increase in net assets from Institutional Class transactions	1,433,957	32,406,561
Net increase in net assets from capital share transactions	1,433,957	32,406,561

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Institutional Class	—	(649,111)
Total distributions to shareholders	—	(649,111)*
TOTAL INCREASE (DECREASE) IN NET ASSETS	(726,127)	33,733,164

NET ASSETS:
Beginning of Period	36,078,574	2,345,410
End of Period	$35,352,447	$36,078,574 **

*	Includes net investment income distributions of $376,808 and net realized gain distributions of $272,303.
**	Includes accumulated net investment loss of $(162,973).

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2018	Ended
	(Unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$434,573	$650,310
Net realized gain on investments	1,775,465	7,335,073
Net change in unrealized appreciation (depreciation) of investments	1,819,603	(4,389,679)
Net increase resulting from operations	4,029,641	3,595,704

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	2,998,062	10,391,561
Proceeds from reinvestment of distributions	189,691	3,752,087
Payments for shares redeemed	(2,815,883)	(11,667,567)
Increase in net assets from Institutional Class transactions	371,870	2,476,081
Net increase in net assets from capital share transactions	371,870	2,476,081

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Institutional Class	(444,581)	(6,838,702)
Total distributions to shareholders	(444,581)	(6,838,702)*
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,956,930	(766,917)

NET ASSETS:
Beginning of Period	50,135,446	50,902,363
End of Period	$54,092,376	$50,135,446 **

*	Includes net investment income distributions of $642,099 and net realized gain distributions of $6,196,603.
**	Includes accumulated undistributed net investment income of $8,211.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2018	Ended
	(Unaudited)	March 31, 2018
OPERATIONS:
Net investment income	$20,567	$214,313
Net realized gain on investments	5,808,990	5,565,723
Net change in unrealized appreciation of investments	1,538,426	218,618
Net increase resulting from operations	7,367,983	5,998,654

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	600	46,585
Proceeds from reinvestment of distributions	—	612,535
Payments for shares redeemed	(899,125)	(3,249,157)
Decrease in net assets from Investor Class transactions	(898,525)	(2,590,037)
Institutional Class:
Proceeds from shares sold	3,652,294	17,920,534
Proceeds from reinvestment of distributions	—	3,427,041
Payments for shares redeemed	(6,508,588)	(19,413,716)
Increase (decrease) in net assets from Institutional Class transactions	(2,856,294)	1,933,859
Net decrease in net assets from capital share transactions	(3,754,819)	(656,178)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Investor Class	—	(617,025)
Net Distributions to Shareholders – Institutional Class	—	(4,804,657)
Total distributions to shareholders	—	(5,421,682)*
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,613,164	(79,206)

NET ASSETS:
Beginning of Period	81,863,939	81,943,145
End of Period	$85,477,103	$81,863,939 **

*	Includes net investment income distributions of $29,426 and $405,441, and net realized gain distributions of $587,599 and $4,399,216 for the Investor Class and Institutional Class, respectively.
**	Includes accumulated undistributed net investment income of $58,589.

See Notes to the Financial Statements

Great Lakes Bond Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Common Share Data

Net asset value, beginning of period	$9.68		$9.76	$9.81	$9.92	$9.81	$10.01

Investment operations:
Net investment income	0.12		0.22	0.21	0.23	0.27 (1)	0.23 (1)
Net realized and unrealized
gain (loss) on investments	(0.08)		(0.08)	(0.04)	(0.10)	0.13	(0.19)
Total from
investment operations	0.04		0.14	0.17	0.13	0.40	0.04

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.22)	(0.24)	(0.29)	(0.24)
Net realized gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.22)	(0.22)	(0.24)	(0.29)	(0.24)
Net asset value, end of period	$9.60		$9.68	$9.76	$9.81	$9.92	$9.81

Total return	0.44	%(2)	1.44%	1.71%	1.40%	4.08%	0.42%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$134,908		$134,724	$120,752	$92,656	$72,433	$41,010

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.57	%(3)	0.57%	0.60%	0.73%	0.84%	1.11%
After expense
reimbursement/recoupment	0.65	%(3)	0.65%	0.65%	0.65%	0.65%	0.65%

Ratio of net investment income
to average net assets:
After expense
reimbursement/recoupment	2.52	%(3)	2.22%	2.13%	2.32%	2.71%	2.35%

Portfolio Turnover Rate	23	%(2)	52%	69%	68%	33%	41%

(1)	Per share amounts calculated using average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Common Share Data

Net asset value, beginning of period	$15.16		$15.61	$14.41	$14.94	$14.83	$14.97

Investment operations:
Net investment income	0.06		0.15	0.22	0.15	0.17	0.22
Net realized and unrealized
gain (loss) on investments	1.57		1.87	1.91	(0.20)	1.58	3.26
Total from
investment operations	1.63		2.02	2.13	(0.05)	1.75	3.48

Less distributions from:
Net investment income	(0.06)		(0.15)	(0.22)	(0.15)	(0.21)	(0.17)
Net realized gains	—		(2.32)	(0.71)	(0.33)	(1.43)	(3.45)
Total distributions	(0.06)		(2.47)	(0.93)	(0.48)	(1.64)	(3.62)
Net asset value, end of period	$16.73		$15.16	$15.61	$14.41	$14.94	$14.83

Total return	10.80	%(1)	12.76%	14.95%	-0.26%	12.01%	23.97%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$48,613		$44,160	$46,611	$47,852	$51,102	$32,018

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver	0.93	%(2)	0.95%	0.92%	0.98%	1.07%	1.36%
After expense
reimbursement/waiver	0.85	%(2)	0.85%	0.85%	0.85%	0.85%	0.55%

Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver	0.76	%(2)	0.91%	1.39%	1.04%	1.19%	1.49%

Portfolio Turnover Rate	49	%(1)	104%	114%	112%	95%	95%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Financial Highlights

For a Fund share outstanding throughout each period

Institutional Class

	Six Months				For The Period
	Ended				Inception(1)
	September 30,		Year Ended	Year Ended	Through
	2018		March 31,	March 31,	March 31,
	(Unaudited)		2018	2017	2016
Per Common Share Data

Net asset value, beginning of period	$12.17		$11.21	$9.79	$10.00

Investment operations:
Net investment income	0.06		0.08	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.76)		1.15	1.40	(0.23)
Total from investment operations	(0.70)		1.23	1.48	(0.21)

Less distributions from:
Net investment income	—		(0.16)	(0.06)	—
Net realized gains	—		(0.11)	—	—
Total distributions	—		(0.27)	(0.06)	—
Net asset value, end of period	$11.47		$12.17	$11.21	$9.79

Total return	-5.75	%(2)	10.99%	15.16%	-2.10	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$35,352		$36,079	$2,345	$2,023

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.64	%(3)	1.81%	10.97%	15.42	%(3)
After expense reimbursement/waiver	1.45	%(3)	1.45%	1.45%	1.45	%(3)
Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	1.01	%(3)	0.60%	0.81%	0.77	%(3)

Portfolio Turnover Rate	49	%(2)	99%	107%	30	%(2)

(1)	Inception date of the Fund was December 21, 2015.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Common Share Data

Net asset value, beginning of period	$14.29		$15.23	$13.45	$14.11	$13.32	$11.34

Investment operations:
Net investment income	0.12		0.20	0.24	0.25	0.21	0.18
Net realized and unrealized
gain (loss) on investments	1.02		1.01	2.26	(0.13)	1.00	2.00
Total from
investment operations	1.14		1.21	2.50	0.12	1.21	2.18

Less distributions from:
Net investment income	(0.12)		(0.20)	(0.24)	(0.25)	(0.22)	(0.19)
Net realized gains	—		(1.95)	(0.48)	(0.53)	(0.20)	(0.01)
Total distributions	(0.12)		(2.15)	(0.72)	(0.78)	(0.42)	(0.20)
Net asset value, end of period	$15.31		$14.29	$15.23	$13.45	$14.11	$13.32

Total return	8.05	%(1)	7.36%	18.87%	1.11%	9.08%	19.32%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$54,092		$50,135	$50,902	$46,137	$42,213	$30,603

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver	0.89	%(2)	0.90%	0.91%	1.01%	1.11%	1.57%
After expense
reimbursement/waiver	0.85	%(2)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver	1.65	%(2)	1.28%	1.66%	1.82%	1.57%	1.55%

Portfolio Turnover Rate	11	%(1)	61%	48%	67%	22%	5%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Common Share Data

Net asset value, beginning of period	$17.36		$17.24	$14.36	$16.44	$18.74	$16.74

Investment operations:
Net investment income (loss)	(0.01)		0.02	0.04	0.07	0.03	0.01
Net realized and unrealized
gain (loss) on investments	1.59		1.35	2.90	(1.10)	0.13	4.63
Total from
investment operations	1.58		1.37	2.94	(1.03)	0.16	4.64

Less distributions from:
Net investment income	—		(0.06)	(0.06)	(0.01)	(0.01)	(0.07)
Net realized gains	—		(1.19)	—	(1.04)	(2.45)	(2.57)
Total distributions	—		(1.25)	(0.06)	(1.05)	(2.46)	(2.64)
Net asset value, end of period	$18.94		$17.36	$17.24	$14.36	$16.44	$18.74

Total return	9.10	%(1)	7.98%	20.47%	-5.80%	0.74%	28.26%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$6,960		$7,238	$9,772	$9,868	$15,933	$18,469

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.10	%(2)	1.10%	1.10%	1.13%	1.14%	1.23%
After expense
reimbursement/recoupment	1.10	%(2)	1.10%	1.10%	1.13%	1.15%	1.24%

Ratio of net investment income
to average net assets:
After expense
reimbursement/recoupment	(0.18	)%(2)	0.05%	0.14%	0.36%	0.15%	0.09%

Portfolio Turnover Rate	48	%(1)	101%	106%	102%	102%	86%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Common Share Data

Net asset value, beginning of period	$17.64		$17.51	$14.58	$16.65	$18.95	$16.89

Investment operations:
Net investment income	0.01		0.06	0.06	0.11	0.06	0.06
Net realized and unrealized
gain (loss) on investments	1.62		1.37	2.97	(1.11)	0.14	4.69
Total from
investment operations	1.63		1.43	3.03	(1.00)	0.20	4.75

Less distributions from:
Net investment income	—		(0.11)	(0.10)	(0.03)	(0.05)	(0.12)
Net realized gains	—		(1.19)	—	(1.04)	(2.45)	(2.57)
Total distributions	—		(1.30)	(0.10)	(1.07)	(2.50)	(2.69)
Net asset value, end of period	$19.27		$17.64	$17.51	$14.58	$16.65	$18.95

Total return	9.24	%(1)	8.21%	20.78%	-5.57%	1.01%	28.65%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$78,517		$74,626	$72,171	$60,631	$79,765	$57,096

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.85	%(2)	0.85%	0.85%	0.88%	0.89%	0.98%
After expense
reimbursement/recoupment	0.85	%(2)	0.85%	0.85%	0.88%	0.90%	0.99%

Ratio of net investment income
to average net assets:
After expense
reimbursement/recoupment	0.07	%(2)	0.30%	0.39%	0.61%	0.40%	0.34%

Portfolio Turnover Rate	48	%(1)	101%	106%	102%	102%	86%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements (Unaudited)
September 30, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Bond Fund (“Bond Fund”), Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), Great Lakes Disciplined International Smaller Company Fund (“Disciplined International Smaller Company Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return.  Additionally, the Bond Fund has an emphasis on current income.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Bond Fund and Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009, the Disciplined International Smaller Company Fund commenced operations on December 21, 2015, and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Small Cap Opportunity Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Bond Fund, Disciplined Equity Fund, Disciplined International Smaller Company Fund and Large Cap Value Fund currently offer only Institutional Class shares.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended September 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  As of and during the period ended September 30, 2018, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. tax authorities for the years prior to March 31, 2015.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

The Bond Fund will declare daily and pay monthly distributions of net investment income. The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Disciplined International Smaller Company Fund and the Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Security Loans – When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The Funds also continue to receive dividends on the securities loaned.  The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.  Currently only the Small Cap Opportunity Fund is eligible to participate in securities lending.  See Note 9.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks and exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated.  In such cases, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s securities as of September 30, 2018:

Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$86,125,814	$—	$86,125,814
Municipal Bonds	—	30,541,227	—	30,541,227
U.S. Government Agency
Mortgage-Backed Securities	—	8,392,850	—	8,392,850
Commercial Mortgage-Backed Securities	—	5,389,854	—	5,389,854
Asset-Backed Securities	—	1,492,399	—	1,492,399
Investment Company	1,231,089	—	—	1,231,089
Money Market Fund	1,469,003	—	—	1,469,003
Total Investments	$2,700,092	$131,942,144	$—	$134,642,236

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$48,362,692	$—	$—	$48,362,692
Money Market Fund	208,333	—	—	208,333
Total Investments	$48,571,025	$—	$—	$48,571,025

Disciplined International Smaller Company Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,774,923	$28,719,215	$—	$33,494,138
Money Market Fund	2,150,835	—	—	2,150,835
Total Investments	$6,925,758	$28,719,215	$—	$35,644,973

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$52,981,117	$—	$—	$52,981,117
Money Market Fund	948,350	—	—	948,350
Total Investments	$53,929,467	$—	$—	$53,929,467

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$81,165,613	$—	$—	$81,165,613
Money Market Fund	4,488,943	—	—	4,488,943
Investment Purchased with Proceeds
from Securities Lending	4,871,730	—	—	4,871,730
Total Investments	$90,526,286	$—	$—	$90,526,286

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
Disciplined Equity Fund	in Securities
Balance as of 3/31/2018	$388
Accrued discounts/ premiums	—
Realized gain (loss)	33
Change in net unrealized appreciation (depreciation)	(388)
Net purchases (sales)	(33)
Transfers into and/or out of Level 3	—
Balance as of 9/30/2018	$—

The Disciplined Equity Fund did hold a Level 3 investment during the period, but it was deemed immaterial and does not require disclosure of valuation techniques and inputs used.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Bond Fund	0.40%
Disciplined Equity Fund	0.60%
Disciplined International Smaller Company Fund	1.00%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Institutional Class
Bond Fund	N/A	0.65%
Disciplined Equity Fund	N/A	0.85%
Disciplined International Smaller Company Fund	N/A	1.45%
Large Cap Value Fund	N/A	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus.  After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.  During the period ended September 30, 2018, the Adviser was able to recoup expenses of $53,057 in the Bond Fund.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	October 2018 –	April 2019 –	April 2020 –	April 2021 –
Fund	March 2019	March 2020	March 2021	September 2021
Bond Fund	$8,732	$—	$—	$—
Disciplined Equity Fund	34,786	36,431	45,649	19,922
Disciplined International Smaller Company Fund	73,017	202,863	97,055	33,558
Large Cap Value Fund	34,137	30,363	24,064	10,608
Small Cap Opportunity Fund	—	—	—	—

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator until resigning on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2018, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Small Cap Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended September 30, 2018, the Fund’s Investor Class incurred the following expenses pursuant to the Plan:

Fund	Amount
Small Cap Opportunity Fund	$8,922

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Bond Fund		Disciplined Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2018	Year Ended	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018	(Unaudited)	March 31, 2018
Institutional Class:
Shares sold	1,334,159	4,494,832	233,683	550,959
Shares issued in reinvestment
of distributions	59,749	94,140	6,577	229,045
Shares redeemed	(1,261,119)	(3,042,062)	(247,265)	(853,576)
Net increase (decrease)
in capital shares	132,789	1,546,910	(7,005)	(73,572)

	Disciplined International
	Smaller Company Fund		Large Cap Value Fund
	Six Months Ended		Six Months Ended
	September 30, 2018	Year Ended	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018	(Unaudited)	March 31, 2018
Institutional Class:
Shares sold	362,622	2,902,153	202,236	668,632
Shares issued in reinvestment
of distributions	—	49,268	12,744	249,404
Shares redeemed	(244,350)	(197,235)	(189,600)	(752,283)
Net increase in capital shares	118,272	2,754,186	25,380	165,753

	Small Cap Opportunity Fund
	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
Investor Class:
Shares sold	33	2,684
Shares issued in reinvestment
of distributions	—	35,468
Shares redeemed	(49,465)	(187,966)
Net decrease	(49,432)	(149,814)
Institutional Class:
Shares sold	200,675	1,018,648
Shares issued in reinvestment
of distributions	—	195,385
Shares redeemed	(355,788)	(1,106,635)
Net increase (decrease)	(155,113)	107,398
Net decrease in capital shares	(204,545)	(42,416)

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September 30, 2018, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$5,056,597	$2,804,797	$28,597,017	$26,762,808
Disciplined Equity Fund	—	—	22,694,153	22,768,521
Disciplined International
Smaller Company Fund	—	—	18,322,513	16,937,468
Large Cap Value Fund	—	—	7,553,484	5,674,059
Small Cap Opportunity Fund	—	—	38,141,009	41,969,926

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2018, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net Appreciation	Federal Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
Bond Fund	$488,398	$(2,185,129)	$(1,696,731)	$136,358,005
Disciplined Equity Fund	5,379,307	(982,909)	4,396,398	39,810,849
Disciplined International
Smaller Company Fund	2,823,457	(1,621,910)	1,201,547	34,340,500
Large Cap Value Fund	6,079,930	(2,826,866)	3,253,064	46,859,750
Small Cap Opportunity Fund	7,544,193	(2,763,798)	4,780,395	80,850,129

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment company income.

At March 31, 2018, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Gains (Losses)
Fund
Bond Fund	$139,030	$—	$(961,026)	$(1,696,731)	$(2,518,727)
Disciplined Equity Fund	661,635	1,282,109	—	4,396,398	6,340,142
Disciplined International
Smaller Company Fund	335,215	51,341	(952)	1,201,547	1,587,151
Large Cap Value Fund	530,345	3,150,348	—	3,253,064	6,933,757
Small Cap Opportunity Fund	1,983,477	2,962,952	—	4,780,395	9,726,824

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

As of March 31, 2018, the Funds’ had the following in capital loss carryovers, which will be permitted to be carried over for an unlimited period.

Fund	Short-Term	Long-Term
Bond Fund	$—	$779,489
Disciplined Equity Fund	—	—
Disciplined International Smaller Company Fund	—	—
Large Cap Value Fund	—	—
Small Cap Opportunity Fund	—	—

During the year ended March 31, 2018, the Bond Fund utilized unlimited capital loss carryovers of $340,314. The Disciplined Equity Fund, the Disciplined International Smaller Company Fund, the Large Cap Value Fund and the Small Cap Opportunity Fund did not utilize any capital loss carryovers during the year ended March 31, 2018.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of each Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended March 31, 2018, the Funds do not plan to defer any late year losses.

The tax character of distributions paid during the period ended September 30, 2018, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Bond Fund	$1,714,277	$—	$1,714,277
Disciplined Equity Fund	190,616	—	190,616
Disciplined International Smaller Company Fund	—	—	—
Large Cap Value Fund	444,581	—	444,581
Small Cap Opportunity Fund	—	—	—

The tax character of distributions paid during the year ended March 31, 2018, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Total
Bond Fund	$2,867,831	$—	$2,867,831
Disciplined Equity Fund	3,458,751	3,246,468	6,705,219
Disciplined International Smaller Company Fund	527,828	121,283	649,111
Large Cap Value Fund	993,580	5,845,122	6,838,702
Small Cap Opportunity Fund	5,017,159	404,523	5,421,682

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(C), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31, 2018.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Funds’ Custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution.  Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.  Currently only the Small Cap Opportunity Fund is eligible to participate in securities lending.  As of September 30, 2018, the Small Cap Opportunity Fund had securities on loan with a value of $4,752,924 and collateral value of $4,871,730.

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act).  The remaining contractual maturity of all securities lending transactions is overnight and continuous.  The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.  The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

10.  PRINCIPAL RISKS – DISCIPLINED INTERNATIONAL SMALLER COMPANY FUND

Currency Risk – When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss. Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Emerging Markets Risk – Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Foreign Securities Risk – Investing in foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2018

11.  SECTOR RISK

As of September 30, 2018, the Bond Fund and the Large Cap Value Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.  The Small Cap Opportunity Fund had a significant portion of its assets invested in the industrials sector.  The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2018, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Bond Fund	Lafoba & Co.	66.64%
	Wells Fargo Clearing	29.92%

Disciplined Equity Fund	Lafoba & Co.	47.35%
	Wells Fargo Clearing	34.01%

Disciplined International
Smaller Company Fund	Wells Fargo Clearing	91.51%

Large Cap Value Fund	Lafoba & Co.	39.46%
	Wells Fargo Clearing	27.34%

Small Cap Opportunity Fund	Wells Fargo Clearing	46.33%

Great Lakes Funds

Additional Information (Unaudited)
September 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

Great Lakes Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois  60604

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

GK-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 4, 2018

By (Signature and Title)*    /s/Ryan L. Roell
Ryan L. Roell, Treasurer

Date    December 4, 2018

* Print the name and title of each signing officer under his or her signature.